Share Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Share-Based Compensation
Share-Based Compensation

8.           Share‑Based Compensation

2018 Incentive Award Plan

In May 2018, the Company's board of directors and shareholders approved the 2018 Incentive Award Plan (the "2018 Plan"), which became effective on May 23, 2018. On the effectiveness of the 2018 Plan, the Company ceased granting awards under its 2015 Equity Incentive Plan (as amended, the “2015 Plan”).

The 2018 Plan provides for the grant of incentive options, nonqualified options, share appreciation rights, restricted shares, dividend equivalents, restricted share units and other share- or cash-based awards. A total of 4,466,500 Class A common shares were initially reserved for issuance under the 2018 Plan. The number of Class A common shares that may be issued under the 2018 Plan will automatically increase on each January 1, beginning with the fiscal year ending December 31, 2019 and continuing for each fiscal year until, and including, the fiscal year ending December 31, 2028, equal to the lesser of (i) 4% of the Class A common shares outstanding (on an as-converted basis) on the final day of the immediately preceding calendar year and (ii) a smaller number of Class A common shares determined by the Company's board of directors. No more than 27,915,000 Class A common shares may be issued under the 2018 Plan upon the exercise of incentive options. The Class A common shares underlying any awards issued under the 2018 Plan or the 2015 Plan that on or after the effective date of the 2018 Plan expire, lapse unexercised or are terminated, exchanged for cash, surrendered, repurchased, canceled without having been fully exercised or forfeited under the 2018 Plan or the 2015 Plan will be added back to the Class A common shares available for issuance under the 2018 Plan.  As of September 30, 2018, 3,280,059 shares remained available for future grant.

2015 Equity Incentive Plan

Until May 23, 2018 (the effective date of the 2018 Plan), the Company’s 2015 Plan provided for the Company to grant qualified incentive options, nonqualified options, share grants and other share‑based awards to employees and non‑employees to purchase the Company’s Class A common shares. On the effective date of the 2018 Plan, the Company ceased granting awards under the 2015 Plan. At that time, the 4,691,213 shares of Class A common shares subject to outstanding awards under the 2015 Plan remained reserved for issuance under the plan pursuant such awards and the 92,170 shares of Class A common shares that had been available for future grant under the 2015 Plan were no longer authorized and reserved for issuance or available for future grant under the 2015 Plan.

As of December 31, 2017, the total number of Class A common shares authorized to be issued under the 2015 Plan was 4,794,266 shares and 1,644,893 shares were available for future grant.  As of September 30, 2018, there were 4,620,850 shares of Class A common shares subject to outstanding awards under the plan authorized and reserved for issuance under the 2015 Plan pursuant such awards and no Class A common shares were otherwise authorized and reserved for issuance or available for future grant under the 2015 Plan as it was replaced by the 2018 Plan.

The exercise price for incentive options was determined by the board of directors. All incentive options granted to any person possessing 10% or less of the total combined voting power of all classes of shares could not have an exercise price of less than 100% of the fair market value of the Class A common shares on the grant date. All incentive options granted to any person possessing more than 10% of the total combined voting power of all classes of shares could not have an exercise price of less than 110% of the fair market value of the Class A common shares on the grant date. The option term for incentive awards could not be greater than 10 years. Incentive options granted to persons possessing more than 10% of the total combined voting power of all classes of shares could not have an option term of greater than five years. The vesting period for equity‑based awards is determined by the board of directors, which was generally four to six years. For awards granted to employees and non‑employees with four‑year vesting terms, 25% of the option vests on the first anniversary of the grant date and the remaining shares vest equally each month for three years thereafter. For awards granted to employees with six‑year vesting terms, 16% of the option vests on the first anniversary of the grant date and the remaining shares vest based on a predetermined vesting schedule for five years thereafter.

Shares that are expired, terminated, surrendered or canceled under the 2015 Plan without having been fully exercised will be available for future awards under the 2018 Plan.

Stock Option Grants During the Nine Months Ended September 30, 2018 and 2017

During the nine months ended September 30, 2018 and 2017, the Company granted options to purchase 2,887,639 and 1,434,156 Class A common shares, respectively, to employees and directors. The Company recorded share-based compensation expense for options granted to employees and directors of $1,414 and $321 during the three months ended September 30, 2018 and 2017, respectively, and $2,980 and $540 during the nine months ended September 30, 2018 and 2017, respectively.

During the nine months ended September 30, 2018, the Company granted options to purchase 4,000 Class A common shares to non-employees.  During the nine months ended September 30, 2017, the Company granted 1,829 options to purchase Class A common shares to non-employees. The Company recorded share-based compensation expense for options granted to non-employees of $35 and $1 during the three months ended September 30, 2018 and 2017, respectively, and $87 and $10 during the nine months ended September 30, 2018 and 2017, respectively.

2018 Employee Share Purchase Plan

In May 2018, the Company's board of directors and shareholders approved the 2018 Employee Share Purchase Plan (the "2018 ESPP"), which became effective on May 23, 2018. A total of 670,000 Class A common shares were initially reserved for issuance under the 2018 ESPP. The number of Class A common shares that may be issued under the 2018 ESPP will automatically increase on each January 1, beginning with the fiscal year ending December 31, 2019 and continuing for each fiscal year until, and including, the fiscal year ending December 31, 2028, equal to the lesser of (i) 1% of the Class A common shares outstanding (on an as-converted basis) on the final day of the immediately preceding calendar year and (ii) a smaller number of Class A common shares determined by the Company's board of directors, provided that no more than 6,420,000 Class A common shares may be issued under the 2018 ESPP.

Option Valuation

The assumptions that the Company used to determine the grant-date fair value of options granted to employees and directors under the 2015 Plan and the 2018 Plan (collectively, the “Plans”) during the three and nine months ended September 30, 2018 and 2017 were as follows, presented on a weighted-average basis:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2018	2017	2018	2017
Risk-free interest rate	2.93%	1.90%	2.80%	1.97%
Expected term (in years)	6.25	6.00	6.41	6.00
Expected volatility	74.37%	73.88%	74.90%	74.23%
Expected dividend yield	—%	—%	—%	—%

The assumptions that the Company used to determine the fair value of options granted to non-employees were as follows, presented on a weighted-average basis:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2018	2017	2018	2017
Risk-free interest rate	2.94%	1.97%	2.90%	1.97%
Expected term (in years)	7.04	8.84	7.46	8.84
Expected volatility	74.49%	77.93%	74.07%	77.93%
Expected dividend yield	—%	—%	—%	—%

Options

Stock option activity under the Plans is summarized as follows:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Shares	Price	Term	Value
			(in years)
Outstanding as of December 31, 2017	3,123,064	$2.75	8.82	$6,010
Granted	2,891,639	17.11
Exercised	(22,060)	3.46
Forfeited	(132,475)	5.16
Outstanding as of September 30, 2018	5,860,168	$9.78	8.81	$96,055
Options exercisable as of September 30, 2018	1,575,324	$2.44	7.72	$36,330
Options unvested as of September 30, 2018	4,284,844	$12.48	9.22	$59,725

The aggregate intrinsic value of options is calculated as the difference between the exercise price of the options and the fair value of the Company’s common shares for those options that had exercise prices lower than the fair value of the Company’s common shares.

During the nine months ended September 30, 2018, option holders exercised 22,060 options for Class A common shares with an intrinsic value of $254 for total cash proceeds of $76.

The weighted-average grant-date fair value per share of options granted during the nine months ended September 30, 2018 and 2017 was $11.69 and $2.53, respectively.

The total fair value of options vested during the nine months ended September 30, 2018 and 2017 was $1,676 and $351, respectively.

Restricted Shares

Under terms of the Class A and Class B restricted share agreements covering the Class A and Class B common shares, restricted common shares are subject to a vesting schedule. The restricted shares vest over a four‑year period during which time the Company has the right to repurchase up to all unvested shares at the amount paid if the relationship between the recipient and the Company ceases. Subject to the continued employment (or other engagement of the recipient by the Company as described in the restricted share agreements), all of the restricted common shares become fully vested within four years of the date of issuance.

The following table summarizes restricted share activity for the nine months ended September 30, 2018:

	Class A		Class B
		Weighted		Weighted
		Average		Average
	Number of	Grant Date	Number of	Grant Date
	Shares	Fair Value	Shares	Fair Value
Unvested restricted shares outstanding as of December 31, 2017	312,229	$0.000273235	1,635,495	$0.000273235
Granted	—	—	—	—
Vested	(133,812)	$0.000273235	(669,066)	$0.000273235
Unvested restricted shares outstanding as of September 30, 2018	178,417	$0.000273235	966,429	$0.000273235

The aggregate fair value of restricted shares that vested during the nine months ended September 30, 2018 and 2017 was $10,477 and $2,764, respectively.

Share‑Based Compensation

Share‑based compensation expense was classified in the consolidated statements of operations and comprehensive loss as follows:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2018	2017	2018	2017
Research and development expenses	$576	$121	$1,141	$181
General and administrative expenses	926	201	1,978	369
	$1,502	$322	$3,119	$550

As of September 30, 2018, total unrecognized compensation cost related to the unvested share-based awards was $34,676, which is expected to be recognized over a weighted average period of 3.54 years.

8.           Share‑Based Compensation

2015 Equity Incentive Plan

The Company’s 2015 Equity Incentive Plan, as amended (the “2015 Plan”), provides for the Company to grant qualified incentive options, nonqualified options, share grants and other share-based awards to employees and non‑employees to purchase the Company’s Class A common shares.

The total number of common shares that may be issued under the 2015 Plan was 3,778,249 and 4,794,266 shares as of December 31, 2016 and 2017, respectively, of which 2,188,249 shares remained available for future grant as of December 31, 2016 and 1,664,893 shares remained available for future grant as of December 31, 2017.

The exercise price for incentive options is determined by the board of directors. All incentive options granted to any person possessing less than 10% of the total combined voting power of all classes of shares may not have an exercise price of less than 100% of the fair market value of the Class A common shares on the grant date. All incentive options granted to any person possessing more than 10% of the total combined voting power of all classes of shares may not have an exercise price of less than 110% of the fair market value of the Class A common shares on the grant date. The option term for incentive awards may not be greater than 10 years. Incentive options granted to persons possessing more than 10% of the total combined voting power of all classes of shares may not have an option term of greater than five years. The vesting period for equity‑based awards is determined by the board of directors, which is generally four to six years. For awards granted to employees and non‑employees with four‑year vesting terms, 25% of the option vests on the first anniversary of the grant date and the remaining shares vest equally each month for three years thereafter. For awards granted to employees with six‑year vesting terms, 16% of the option vests on the first anniversary of the grant date and the remaining shares vest based on a predetermined vesting schedule for five years thereafter.

Shares that are expired, terminated, surrendered or canceled under the 2015 Plan without having been fully exercised will be available for future awards.

During the years ended December 31, 2016 and 2017, the Company granted options to purchase 316,866 and 1,545,045 Class A common shares, respectively, to employees and directors. The Company recorded share-based compensation expense for options granted to employees and directors of $354 and $876 during the years ended December 31, 2016 and 2017, respectively.

During the years ended December 31, 2016 and 2017, the Company granted options to purchase 12,807 and 1,829 Class A common shares, respectively, to non-employees. The Company recorded share-based compensation expense for options granted to non-employees of $14 and $21 during the years ended December 31, 2016 and 2017, respectively.

Option Valuation

The assumptions that the Company used to determine the grant-date fair value of options granted to employees and directors were as follows, presented on a weighted-average basis:

	Year Ended
	December 31,
	2016	2017
Risk-free interest rate	1.45%	1.99%
Expected term (in years)	6.25	6.25
Expected volatility	70.75%	74.18%
Expected dividend yield	0%	0%

The assumptions that the Company used to determine the fair value of options granted to non-employees were as follows, presented on a weighted-average basis:

	Year Ended
	December 31,
	2016	2017
Risk-free interest rate	1.94%	2.49%
Expected term (in years)	10.00	10.00
Expected volatility	65.85%	78.28%
Expected dividend yield	0%	0%

Options

Through December 31, 2017, all options granted by the Company under the 2015 Plan were for the purchase of Class A common shares. The following table summarizes option activity under the 2015 Plan for the year ended December 31, 2017:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Shares	Price	Term	Value
			(in years)
Outstanding as of December 31, 2016	1,583,691	$1.64	9.10	$356
Granted	1,546,874	3.90
Exercised	—	—
Forfeited	(7,501)	3.75
Outstanding as of December 31, 2017	3,123,064	$2.75	8.82	$6,010
Options exercisable as of December 31, 2017	843,454	$1.62	8.07	$2,580
Options unvested as of December 31, 2017	2,279,610	$3.17	9.09	$3,431

The aggregate intrinsic value of options is calculated as the difference between the exercise price of the options and the fair value of the Company’s common shares for those options that had exercise prices lower than the fair value of the Company’s common shares.

During the year ended December 31, 2016, an option holder exercised 6,309 options for Class A common shares with an intrinsic value of $2 for total cash proceeds of $10. There were no options exercised during the year ended December 31, 2017.

The weighted-average grant-date fair value per share of options granted during the years ended December 31, 2016 and 2017 was $1.16 and $2.57, respectively.

The total fair value of options vested during the years ended December 31, 2016 and 2017 was $402 and $445, respectively.

Restricted Shares

Under terms of the Class A and Class B restricted share agreements covering the Class A and Class B common shares, restricted common shares are subject to a vesting schedule. The restricted shares vest over a four‑year period during which time the Company has the right to repurchase up to all unvested shares at the amount paid if the relationship between the recipient and the Company ceases. Subject to the continued employment (or other engagement of the recipient by the Company as described in the restricted share agreements), all of the restricted common shares become fully vested within four years of the date of issuance.

The following table summarizes restricted share activity for the year ended December 31, 2017:

	Class A		Class B
		Weighted		Weighted
		Average		Average
	Number of	Fair Value	Number of	Fair Value
	Shares	at Issuance	Shares	at Issuance
Unvested restricted shares outstanding as of December 31, 2016	490,646	$0.000273235	2,527,583	$0.000273235
Granted	—	—	—	—
Vested	(178,417)	0.000273235	(892,088)	0.000273235
Unvested restricted shares outstanding as of December 31, 2017	312,229	$0.000273235	1,635,495	$0.000273235

The aggregate fair value of restricted shares that vested during the years ended December 31, 2016 and 2017 was $2,348 and $3,973, respectively.

Share‑Based Compensation

Share‑based compensation expense was classified in the consolidated statements of operations and comprehensive loss as follows:

	Year Ended
	December 31,
	2016	2017
Research and development expenses	$59	$324
General and administrative expenses	309	573
	$368	$897

As of December 31, 2017, total unrecognized compensation cost related to the unvested share-based awards was $4,280, which is expected to be recognized over a weighted average remaining period of 3.22 years.